Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 01, 2026	Feb. 02, 2025	Jan. 28, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table sets forth the compensation for our principal executive officers (“PEOs”) and the average compensation for our other named executive officers
(“Non-PEO
NEOs”), both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” to such individuals, as defined under SEC rules, for each of fiscal years 2025, 2024 and 2023. The table also provides information on our cumulative total shareholder return (“TSR”) and Net (Loss) Income over such years in accordance with SEC rules.

Year (1)	Summary Compensation Table Total for PEO (Pugliese)	Compensation Actually Paid to PEO (Pugliese) (2)	Summary Compensation Table Total for PEO (S. Schlecht)	Compensation Actually Paid to PEO (S. Schlecht) (2)	Summary Compensation Table Total for PEO (Sato)	Compensation Actually Paid to PEO (Sato) (2)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (2)	Value of Initial Fixed $100 Investment Based On TSR	Net (Loss) Income
2025	$4,620,258	$5,370,991	$411,441	$411,441	$224,213	($1,509,739)	$1,047,482	$1,031,586	$36	($16,388,000)
2024	N/A	N/A	N/A	N/A	$2,496,000	$894,095	$881,336	$808,373	$44	($43,671,000)
2023	N/A	N/A	N/A	N/A	$3,328,002	$2,269,866	$930,391	$524,432	$73	($9,923,000)

(1)	PEOs and Non-PEO NEOs included in the above compensation columns reflect the following:

Year	PEOs	Non-PEO NEOs
2025	Ms. Pugliese and Messrs. Sato and S. Schlecht. Ms. Pugliese became our President and Chief Executive Officer effective May 5, 2025. Mr. S. Schlecht served as our Interim Chief Executive Officer from April 25, 2025 to May 5, 2025. Mr. Sato retired as President and Chief Executive Officer effective April 25, 2025.	Ms. Agrawal and Mr. Homolka.

2024	Mr. Sato	Ms. Agrawal and Mr. Getson

2023	Mr. Sato	Messrs. David Homolka, AJ Sutera and David Loretta. Mr. Loretta resigned as Senior Vice President and Chief Financial Officer effective September 15, 2023.

(2)
Compensation “actually paid” for our PEOs and average compensation “actually paid” for our
Non-PEO
NEOs in each of fiscal 2025, fiscal 2024 and fiscal 2023 reflect the respective summary compensation table amounts set forth in the above table, adjusted as set forth in the below table, as determined in accordance with SEC rules.

Adjustments to Determine Compensation “Actually Paid” for PEO and Non-PEO NEOs
	PEOs					Non-PEO NEOs
	2025			2024	2023	2025	2024	2023
	Stephanie L. Pugliese	Stephen L. Schlecht	Samuel M. Sato	Samuel M. Sato
Total Compensation as reported in Summary Compensation Table	$4,620,258	$411,441	$224,213	$2,496,000	$3,328,002	$1,047,482	$881,336	$930,391
Subtract for grant date fair value of equity awards	($3,114,372)	—	—	($1,664,000)	($2,496,002)	($270,688)	($459,999)	($587,345)
Add fair value of equity awards granted during current year-end that are outstanding and unvested as of year-end	$2,826,981	—	—	$983,579	$1,855,904	$296,526	$269,536	$493,371

Adjustments to Determine Compensation “Actually Paid” for PEO and Non-PEO NEOs
	PEOs					Non-PEO NEOs
	2025			2024	2023	2025	2024	2023
	Stephanie L. Pugliese	Stephen L. Schlecht	Samuel M. Sato	Samuel M. Sato
Add/subtract for change in fair value of awards granted in prior year-end and outstanding and unvested as of current year-end	—	—	—	($814,047)	($418,038)	($28,097)	—	($34,209)
Add fair value as of vesting date for awards granted and vested in the same year-end	$1,038,124	—	—	—	—	—	$117,500	—
Add/subtract for change in fair value of awards granted in prior year-end from vesting date to prior period year-end	—	—	($164,788)	($107,436)	—	($16,637)	—	($2,063)
Subtract fair value at prior year-end for awards granted in prior years that fail to meet applicable vesting conditions	—	—	($1,569,164)	—	—	—	—	($275,713)
Compensation actually paid to PEOs / Non-PEO NEOs	$5,370,991	$411,441	($1,509,739)	$894,095	$2,269,866	$1,031,586	$808,373	$524,432

Named Executive Officers, Footnote
(1)	PEOs and Non-PEO NEOs included in the above compensation columns reflect the following:

Year	PEOs	Non-PEO NEOs
2025	Ms. Pugliese and Messrs. Sato and S. Schlecht. Ms. Pugliese became our President and Chief Executive Officer effective May 5, 2025. Mr. S. Schlecht served as our Interim Chief Executive Officer from April 25, 2025 to May 5, 2025. Mr. Sato retired as President and Chief Executive Officer effective April 25, 2025.	Ms. Agrawal and Mr. Homolka.

2024	Mr. Sato	Ms. Agrawal and Mr. Getson

2023	Mr. Sato	Messrs. David Homolka, AJ Sutera and David Loretta. Mr. Loretta resigned as Senior Vice President and Chief Financial Officer effective September 15, 2023.

Adjustment To PEO Compensation, Footnote
(2)
Compensation “actually paid” for our PEOs and average compensation “actually paid” for our
Non-PEO
NEOs in each of fiscal 2025, fiscal 2024 and fiscal 2023 reflect the respective summary compensation table amounts set forth in the above table, adjusted as set forth in the below table, as determined in accordance with SEC rules.

Adjustments to Determine Compensation “Actually Paid” for PEO and Non-PEO NEOs
	PEOs					Non-PEO NEOs
	2025			2024	2023	2025	2024	2023
	Stephanie L. Pugliese	Stephen L. Schlecht	Samuel M. Sato	Samuel M. Sato
Total Compensation as reported in Summary Compensation Table	$4,620,258	$411,441	$224,213	$2,496,000	$3,328,002	$1,047,482	$881,336	$930,391
Subtract for grant date fair value of equity awards	($3,114,372)	—	—	($1,664,000)	($2,496,002)	($270,688)	($459,999)	($587,345)
Add fair value of equity awards granted during current year-end that are outstanding and unvested as of year-end	$2,826,981	—	—	$983,579	$1,855,904	$296,526	$269,536	$493,371

Adjustments to Determine Compensation “Actually Paid” for PEO and Non-PEO NEOs
	PEOs					Non-PEO NEOs
	2025			2024	2023	2025	2024	2023
	Stephanie L. Pugliese	Stephen L. Schlecht	Samuel M. Sato	Samuel M. Sato
Add/subtract for change in fair value of awards granted in prior year-end and outstanding and unvested as of current year-end	—	—	—	($814,047)	($418,038)	($28,097)	—	($34,209)
Add fair value as of vesting date for awards granted and vested in the same year-end	$1,038,124	—	—	—	—	—	$117,500	—
Add/subtract for change in fair value of awards granted in prior year-end from vesting date to prior period year-end	—	—	($164,788)	($107,436)	—	($16,637)	—	($2,063)
Subtract fair value at prior year-end for awards granted in prior years that fail to meet applicable vesting conditions	—	—	($1,569,164)	—	—	—	—	($275,713)
Compensation actually paid to PEOs / Non-PEO NEOs	$5,370,991	$411,441	($1,509,739)	$894,095	$2,269,866	$1,031,586	$808,373	$524,432

Non-PEO NEO Average Total Compensation Amount	$ 1,047,482	$ 881,336	$ 930,391
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,031,586	808,373	524,432
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Compensation “actually paid” for our PEOs and average compensation “actually paid” for our
Non-PEO
NEOs in each of fiscal 2025, fiscal 2024 and fiscal 2023 reflect the respective summary compensation table amounts set forth in the above table, adjusted as set forth in the below table, as determined in accordance with SEC rules.

Adjustments to Determine Compensation “Actually Paid” for PEO and Non-PEO NEOs
	PEOs					Non-PEO NEOs
	2025			2024	2023	2025	2024	2023
	Stephanie L. Pugliese	Stephen L. Schlecht	Samuel M. Sato	Samuel M. Sato
Total Compensation as reported in Summary Compensation Table	$4,620,258	$411,441	$224,213	$2,496,000	$3,328,002	$1,047,482	$881,336	$930,391
Subtract for grant date fair value of equity awards	($3,114,372)	—	—	($1,664,000)	($2,496,002)	($270,688)	($459,999)	($587,345)
Add fair value of equity awards granted during current year-end that are outstanding and unvested as of year-end	$2,826,981	—	—	$983,579	$1,855,904	$296,526	$269,536	$493,371

Adjustments to Determine Compensation “Actually Paid” for PEO and Non-PEO NEOs
	PEOs					Non-PEO NEOs
	2025			2024	2023	2025	2024	2023
	Stephanie L. Pugliese	Stephen L. Schlecht	Samuel M. Sato	Samuel M. Sato
Add/subtract for change in fair value of awards granted in prior year-end and outstanding and unvested as of current year-end	—	—	—	($814,047)	($418,038)	($28,097)	—	($34,209)
Add fair value as of vesting date for awards granted and vested in the same year-end	$1,038,124	—	—	—	—	—	$117,500	—
Add/subtract for change in fair value of awards granted in prior year-end from vesting date to prior period year-end	—	—	($164,788)	($107,436)	—	($16,637)	—	($2,063)
Subtract fair value at prior year-end for awards granted in prior years that fail to meet applicable vesting conditions	—	—	($1,569,164)	—	—	—	—	($275,713)
Compensation actually paid to PEOs / Non-PEO NEOs	$5,370,991	$411,441	($1,509,739)	$894,095	$2,269,866	$1,031,586	$808,373	$524,432

Compensation Actually Paid vs. Total Shareholder Return
The Relationship Between Compensation Actually Paid, Net (Loss) Income and Total Shareholder Return
In fiscal 2023, the compensation actually paid to Mr. Sato was $2,269,866. In fiscal 2024, the compensation actually paid to Mr. Sato was $894,095 with the decrease from 2023 based, in part, on Mr. Sato’s stock grants losing value in fiscal 2024 compared to fiscal 2023. In fiscal 2025, the compensation actually paid to Ms. Pugliese, S. Schlecht and Mr. Sato was $5,370,991, $411,441 and ($1,509,739), respectively. The decrease for Mr. Sato from fiscal 2024 to fiscal 2025 was based, in part, because certain awards of restricted stock did not vest in light of his retirement. For our
Non-PEO
NEOs, the average compensation actually paid was $524,432 in fiscal 2023, $808,373 in fiscal 2024 and $1,031,586 in fiscal 2025. Below is a discussion regarding the relationship between compensation actually paid to our PEOs and the average actual compensation paid to our
Non-PEO
NEOs in fiscal 2023 compared to fiscal 2024 and fiscal 2024
compared
to fiscal 2025, with Net (Loss) Income and Total Shareholder Return for the same years.
Total Shareholder Return:
The value of an initial fixed $100 investment based on total shareholder return for 2023 was $73, in fiscal 2024, it was $44 and in fiscal 2025, it was $36. Our total shareholder return decreased from 2023 to 2025, while the compensation actually paid to our PEO decreased from 2023 to 2024 and then increased from 2024 to 2025, and the average compensation actually paid to our
Non-PEO
NEOs increased from 2023 to 2025.

Compensation Actually Paid vs. Net Income
The Relationship Between Compensation Actually Paid, Net (Loss) Income and Total Shareholder Return
In fiscal 2023, the compensation actually paid to Mr. Sato was $2,269,866. In fiscal 2024, the compensation actually paid to Mr. Sato was $894,095 with the decrease from 2023 based, in part, on Mr. Sato’s stock grants losing value in fiscal 2024 compared to fiscal 2023. In fiscal 2025, the compensation actually paid to Ms. Pugliese, S. Schlecht and Mr. Sato was $5,370,991, $411,441 and ($1,509,739), respectively. The decrease for Mr. Sato from fiscal 2024 to fiscal 2025 was based, in part, because certain awards of restricted stock did not vest in light of his retirement. For our
Non-PEO
NEOs, the average compensation actually paid was $524,432 in fiscal 2023, $808,373 in fiscal 2024 and $1,031,586 in fiscal 2025. Below is a discussion regarding the relationship between compensation actually paid to our PEOs and the average actual compensation paid to our
Non-PEO
NEOs in fiscal 2023 compared to fiscal 2024 and fiscal 2024
compared
to fiscal 2025, with Net (Loss) Income and Total Shareholder Return for the same years.
Net Loss:
 In fiscal 2023, our net loss was ($9,923,000), in fiscal 2024, our net loss was ($43,671,000) and in fiscal 2025, our net loss was ($16,388,000). Our net loss increased from 2023 to 2024 and decreased from 2024 to 2025, while the compensation actually paid to our PEOs decreased as our net loss increased and increased as our net loss decreased and the average compensation actually paid to our
Non-PEO
NEOs increased from 2023 to 2025.

Total Shareholder Return Amount	$ 36	44	73
Net Income (Loss)	(16,388,000)	(43,671,000)	(9,923,000)
Ms.Pugliese [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	4,620,258
PEO Actually Paid Compensation Amount	$ 5,370,991
PEO Name	Ms. Pugliese
Mr.S. Schlecht [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 411,441
PEO Actually Paid Compensation Amount	$ 411,441
PEO Name	Mr. S. Schlecht
Mr.Sato [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 224,213	2,496,000	3,328,002
PEO Actually Paid Compensation Amount	$ (1,509,739)	894,095	2,269,866
PEO Name	Mr. Sato
PEO | Ms.Pugliese [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,114,372)
PEO | Ms.Pugliese [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,826,981
PEO | Ms.Pugliese [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ms.Pugliese [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,038,124
PEO | Ms.Pugliese [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ms.Pugliese [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr.S. Schlecht [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr.S. Schlecht [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr.S. Schlecht [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr.S. Schlecht [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr.S. Schlecht [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr.S. Schlecht [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr.Sato [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(1,664,000)	(2,496,002)
PEO | Mr.Sato [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	983,579	1,855,904
PEO | Mr.Sato [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(814,047)	(418,038)
PEO | Mr.Sato [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Mr.Sato [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(164,788)	(107,436)	0
PEO | Mr.Sato [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,569,164)	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(270,688)	(459,999)	(587,345)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	296,526	269,536	493,371
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(28,097)	0	(34,209)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	117,500	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,637)	0	(2,063)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (275,713)